CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Forward Contracts [Member] USD ($)	Dec. 31, 2013 Forward Contracts [Member] CNY	Dec. 31, 2012 Forward Contracts [Member] CNY	Dec. 31, 2011 Forward Contracts [Member] CNY	Dec. 31, 2013 Convertible Senior Notes [Member] USD ($)	Dec. 31, 2013 Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2013 Capped Call Options [Member] USD ($)	Dec. 31, 2013 Capped Call Options [Member] CNY	Dec. 31, 2012 Capped Call Options [Member] CNY	Dec. 31, 2011 Capped Call Options [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ 31,301,843	189,491,964	(1,543,816,018)	273,325,882
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value					(4,235,454)	(25,640,169)	51,990,656	24,377,786	(50,415,858)	(305,202,478)	96,851,674	(398,030,217)	(15,246,197)	(92,295,905)	309,052	98,282,510
Share-based compensation charge	2,972,101	17,992,206	17,343,110	9,879,124
Deferred income taxes	150,332	910,065	(518,086)	4,209,187
Depreciation of property, plant and equipment	54,233,135	328,311,127	323,152,636	263,846,113
Depreciation of project assets	4,511,143	27,309,105	5,141,460
Amortization of land use rights	1,100,859	6,664,272	6,546,151	5,558,122
Amortization of intangible assets	157,472	953,290	764,312	223,926
Inventories provision	27,046,020	163,728,489	332,337,477	201,662,101
Provision (reversal of provision) for allowance of doubtful accounts	(30,872,990)	(186,895,819)	493,925,280	179,391,417
Provision for notes receivable	2,973,388	18,000,000
Provision for advance to suppliers			227,073,440	652,937
Loss on disposal of property, plant and equipment	1,674,982	10,139,836	5,061,124	2,488,103
Write off of prepayment for property, plant and equipment			44,193,769
Gain on disposal of investment in a subsidiary	(198,286)	(1,200,363)
Property, plant and equipment impairment	590,259	3,573,248	65,476,299
Goodwill impairment				45,645,832
Equity in losses of affiliated companies	4,231,290	25,614,963	16,291
Amortization of deferred financing cost			250,000	500,000
Exchange loss	6,354,466	38,468,031	36,472,691	138,994,253
Changes in operating assets and liabilities:
(Increase)/Decrease in accounts receivable - third parties	29,630,450	179,373,854	(897,969,098)	(1,340,304,800)
Increase in accounts receivable - related parties	(29,504,376)	(178,610,644)
(Increase)/Decrease in notes receivable - third parties	(44,823,830)	(271,350,019)	15,855,857	(17,279,630)
Increase in notes receivable - related parties	(7,086,575)	(42,900,000)
Decrease/(Increase) in advances to suppliers	(1,081,501)	(6,547,082)	122,844,275	150,636,168
Increase in inventories	(57,451,695)	(347,795,326)	(62,224,526)	(180,222,899)
(Increase)/Decrease in other receivables - related parties	929,039	5,624,125	(5,149,138)	(291,798)
(Increase)/Decrease in prepayments and other current assets	(27,795,614)	(168,266,310)	395,021,362	(426,961,717)
Increase in other assets	(2,574,000)	(15,582,225)	(57,573,276)	(31,341,556)
Increase in accounts payable - third parties	68,216,770	412,963,858	991,337,723	25,056,512
Decrease in accounts payable - related parties	(4,555,377)	(27,576,884)
Increase in accrued payroll and welfare expenses	5,326,071	32,242,439	29,738,283	79,793,458
(Decrease)/Increase in advances from customers	4,386,096	26,552,112	(9,826,997)	(77,627,705)
(Decrease)/Increase in income tax payables	2,580,443	15,621,225	(32,880,865)	(59,315,991)
Increase in other payables and accruals	29,901,239	181,013,128	66,006,025	260,642,981
Decrease in guarantee liabilities			(1,500,000)
Net cash (used in)/provided by operating activities	103,257,361	625,089,069	716,250,943	(766,209,901)
Cash flows from investing activities:
Maturity of short-term investment	285,381,157	1,727,611,910	1,163,205,621
Cash received from third party for disposal of investment in subsidiaries	330,376	2,000,000
Proceeds from disposal of property, plant and equipment	261,269	1,581,644	45,166,512	230,323
Proceeds from disposal of intangible assets	64,678	391,541
Government grants received	10,461,619	63,331,500	119,820,411	91,611,300
Decrease/(Increase) in restricted cash	(40,767,040)	(246,791,432)	(35,248,372)	159,941,605
Purchase of property, plant and equipment	(76,522,156)	(463,242,173)	(241,145,388)	(1,871,829,612)
Cash paid for project assets	(87,470,328)	(529,519,126)	(116,845,750)	(235,198,641)
Cash paid for land use rights	(2,032,715)	(12,305,449)	(7,200)	(115,987,700)
Purchase of intangible assets	(237,015)	(1,434,820)	(3,481,518)	(2,929,210)
Purchase of short-term investments	(287,302,617)	(1,739,243,853)	(1,391,451,906)	(459,509,189)
Cash paid for investments in affiliates	(13,875,811)	(84,000,000)	(35,200,000)
Cash paid for acquisition of subsidiaries	(743,763)	(4,502,516)	(5,584,599)
Net cash used in investing activities	(212,452,346)	(1,286,122,774)	(500,772,189)	(2,433,671,124)
Cash flows from financing activities:
Proceeds from exercise of share options	2,899,297	17,551,472		3,759,081
Proceeds from issuance of ordinary shares	68,223,405	413,004,026
Proceeds from issuance of convertible senior notes				812,525,000
Proceeds from issuance of bonds	132,150,586	800,000,000	300,000,000	1,000,000,000
Capital contributions by non-controlling interests holders			100,000	10,000,000
Borrowings from third parties	561,530,972	3,399,340,045	3,664,587,785	5,971,912,049
Change in cash restricted for notes payable	(13,798,866)	(83,534,197)	25,863,067	110,672,659
Increase in notes payable	10,548,524	63,857,600	239,305,886	338,308,472
Repayment of borrowings to third parties	(573,060,883)	(3,469,138,668)	(3,600,565,060)	(4,915,672,032)
Repayment of bonds payable	(49,556,470)	(300,000,000)	(1,000,000,000)
Repurchase of convertible senior notes				(5,222,773)
Repurchase of common stock				(56,857,774)
Cash paid for capped call options				(117,003,600)
Prepayment for share repurchase				(31,924,842)
Net cash provided by/(used in) financing activities	138,936,565	841,080,278	(370,708,322)	3,120,496,240
Effect of foreign exchange rate changes on cash and cash equivalents	(512,154)	(3,100,397)	508,622	(7,969,056)
Net (decrease)/increase in cash and cash equivalents	29,229,426	176,946,176	(154,720,946)	(87,353,841)
Cash and cash equivalents, beginning of year		279,130,015	433,850,961	521,204,802
Cash and cash equivalents, end of year	75,338,420	456,076,191	279,130,015	433,850,961
Supplemental disclosure of cash flow information
Cash paid for income tax	264,414	1,600,684	26,447,159	140,611,920
Cash paid for interest expenses (net of amounts capitalized)	24,062,157	145,665,179	223,163,459	202,038,731
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	34,552,234	209,168,858	253,431,693	274,599,278
Purchases of project assets included in other payables	46,748,232	282,999,774	184,623,149	37,306,301
Settlement of accounts receivable through receipt of convertible notes	4,100,474	24,823,040
Utilization of prepayment for share repurchase made in prior year			5,521,130
Proceeds from exercise of share options received in subsequent period	209,211	1,266,499	160,861
Payment of issuance cost for follow-on offering in subsequent period	$ 210,336	1,273,309